Class A Shares of Common Stock Subject to Possible Redemption (Details) - Schedule of Class A Common Stock Subject to Possible Redemption - Class A Common Stock Subject to Possible Redemption [Member] - USD ($)
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Class A Common Stock Subject to Possible Redemption [Line Items]
Class A common stock subject to possible redemption, balance	$ 10,847,403	$ 243,597,590
Less:
Redemptions	(5,421,323)	(234,830,236)
Due to shareholder	(21,644)	(628,758)
Accretion of carrying value to redemption value		(2,418,083)
Plus:
Accretion of Class A common stock subject to possible redemption amount	370,489
Plus:
Waiver of underwriting fee allocated to Class A Common Stock		5,126,890
Class A common stock subject to possible redemption, balance	$ 5,774,925	$ 10,847,403